Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 71,769	$ 55,975
Accumulated depreciation	(49,036)	(34,770)
Total property and equipment, net	22,462	21,205
Impairment charge	(271)
Computer Hardware and Software [member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	48,895	31,966
Accumulated depreciation	(37,171)	(23,955)
Office Furniture and Fixture [member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	17,909	21,882
Accumulated depreciation	(10,169)	(10,345)
Buildings [member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,128	2,086
Accumulated depreciation	(852)	(470)
Land [member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	266	$ 41
Vehicles [member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,571
Accumulated depreciation	$ (844)